Related Party Transactions - Summary of Information about Directors Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Salaries and short term employee benefits	£ 10	£ 10	£ 11
Annual incentive plan	10	9	9
Non-ExecutiveDirectors' fees	1	1	1
Post employment benefits	2	2	2
Directors [member]
Disclosure of transactions between related parties [line items]
Salaries and short term employee benefits	2	2	2
Annual incentive plan	3	3	2
Non-ExecutiveDirectors' fees	1	1	1
Share option exercises		2
Shares vesting	1	4	5
Post employment benefits	1	1	1
Directors remuneration	£ 8	£ 13	£ 11